Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Operating Activities:
Profit before tax		¥ 434,191	¥ 379,180
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities		(197,638)	(101,106)
Foreign exchange (gains) losses		(102,479)	51,110
Provision for loan losses		224,996	57,996
Depreciation and amortization		155,445	156,323
Share of post-tax profit of associates and joint ventures		(9,393)	(13,697)
Net changes in assets and liabilities:
Net increase of term deposits with original maturities over three months		(190,003)	(60,685)
Net (increase) decrease of call loans and bills bought		(1,434,761)	858,729
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed		4,424,713	(820,606)
Net increase of loans and advances		(1,523,570)	(869,263)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss		18,300	(855,177)
Net increase of deposits		10,548,690	834,685
Net increase (decrease) of call money and bills sold		(2,505,829)	151,172
Net increase (decrease) of repurchase agreements and cash collateral on securities lent		(2,194,415)	3,879,087
Net increase of other unsubordinated borrowings and debt securities in issue		1,810,551	743,353
Income taxes refund (paid)—net		43,382	(110,599)
Other operating activities—net		(352,116)	(219,319)
Net cash and cash equivalents provided by operating activities		9,150,064	4,061,183
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities		(20,323,975)	(20,724,103)
Proceeds from sale of financial assets at fair value through profit or loss and investment securities		9,296,760	14,210,629
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities		8,872,759	3,784,844
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired		(2,866)	197
Investments in associates and joint ventures			(371)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed			26,799
Proceeds from sale of investments in associates and joint ventures		82	1,189
Purchases of property, plant and equipment and investment properties		(25,165)	(33,204)
Purchases of intangible assets		(74,419)	(64,895)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets		5,080	11,613
Other investing activities—net		1	(102)
Net cash and cash equivalents used in investing activities		(2,251,743)	(2,787,404)
Financing Activities:
Proceeds from issuance of subordinated bonds		90,859	54,253
Redemption of subordinated bonds		(120,000)	(113,000)
Payments for the principal portion of lease liabilities	[1]	(47,125)	(45,303)
Redemption of preferred securities			(173,000)
Proceeds from issuance of other equity instruments		99,943	84,951
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.		(136,922)	(132,542)
Dividends paid to non-controlling interest shareholders		(385)	(11,163)
Coupons paid to other equity instruments holders		(6,429)	(5,975)
Purchase of treasury stock and proceeds from sale of treasury stock—net		241	(99,710)
Purchase of other equity instruments and proceeds from sale of other equity instruments—net		203	1,025
Transactions with non-controlling interest shareholders—net		100	(234,160)
Net cash and cash equivalents used in financing activities		(119,515)	(674,624)
Effect of exchange rate changes on cash and cash equivalents		(2,152)	(313,553)
Net increase of cash and cash equivalents		6,776,654	285,602
Cash and cash equivalents at beginning of period		61,203,541	56,716,529
Cash and cash equivalents at end of period		67,980,195	57,002,131
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received		1,039,147	1,305,748
Interest paid		¥ 269,250	¥ 595,052

[1]	During the six months ended September 30, 2020, payments for the principal portion of lease liabilities have been reclassified from “Operating activities” to “Financing activities.” Comparative amounts have been reclassified to conform to the current presentation.